Share-based payments - Summary of Movements in Awards Outstanding Under the Schemes (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($) award	Dec. 31, 2021 USD ($) award	Dec. 31, 2020 USD ($) award
Annual Performance Plan [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	348,000	413,000	496,000
Granted	236,000	90,000	138,000
Vested	(254,000)	(147,000)	(188,000)
Lapsed or cancelled	(9,000)	(8,000)	(33,000)
Ending balance	321,000	348,000	413,000
Fair value of awards granted during the year | $	$ 61.802	$ 68.885	$ 49.659
Weighted average remaining contract life (years)	1 year	6 months	1 year
LTIP Performance-related awards [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	872,000	814,000	695,000
Granted	323,000	281,000	383,000
Vested	(23,000)	(70,000)	(179,000)
Lapsed or cancelled	(239,000)	(153,000)	(85,000)
Ending balance	933,000	872,000	814,000
Fair value of awards granted during the year | $	$ 37.70	$ 46.763	$ 24.735
Weighted average remaining contract life (years)	1 year 1 month 6 days	1 year 2 months 12 days	1 year 4 months 24 days
LTIP Restricted stock units [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Beginning balance	1,350,000	1,421,000	1,275,000
Granted	706,000	442,000	696,000
Vested	(391,000)	(391,000)	(413,000)
Lapsed or cancelled	(90,000)	(122,000)	(137,000)
Ending balance	1,575,000	1,350,000	1,421,000
Fair value of awards granted during the year | $	$ 56.564	$ 65.597	$ 43.975
Weighted average remaining contract life (years)	1 year 2 months 12 days	1 year 2 months 12 days	1 year 3 months 18 days